Investment Objectives and Goals - Defiance AI Hyperscale Leaders ETF	Jul. 07, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Defiance AI Hyperscale Leaders ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance AI Hyperscale Leaders ETF seeks long term capital appreciation.